(6) Certain Relationships and Related Transactions: Transactions with Related Parties Approved by Board of Directors (Tables) (Scenario, Previously Reported)	9 Months Ended
Jun. 30, 2013
Scenario, Previously Reported
Tables/Schedules
Transactions with Related Parties Approved by Board of Directors

	2012	2011

Note payable in connection with the redemption of a royalty agreement for $10,768,555.
The note requires installment payments and matured November 2012. Subsequent
to the fiscal year end, this note was terminated.	$ 10,050,027	$ -

Note payable in connection with the purchase of the remaining ownership of Midwest
Monitoring & Surveillance, Inc. The payments are due quarterly ending in September
2013. The Company imputed interest since the note has no stated interest rate, resulting in a debt discount balance as of September 30, 2012 and 2011 of $11,398 and $32,524,
respectively. The note was paid off subsequent to September 30, 2012 through the
sale of Midwest Monitoring & Surveillance, Inc.	138,602	192,476

Note payable in connection with the purchase of the remaining ownership of Court
Programs, Inc., interest at 12% per annum, with monthly payments of $10,000. The note
matured November 2012 and is currently in default.	46,694	139,272

The Company received $500,000 from Mr. Derrick, a shareholder and former officer.
The terms of this financing have not been determined as of the date of this Report.	500,000	-

Convertible debenture with an interest rate of 8% per annum. The debenture matures
December 17, 2012 and is secured by the domestic patents of the Company. The debenture may be converted into shares of common stock at a rate of $0.0225 per share.
The debenture is currently in default.	500,000	-

Convertible debenture with an interest rate of 8% per annum. The debenture matures
December 17, 2012 and is secured by the domestic patents of the Company. The debenture may be converted into shares of common stock at a rate of $0.0225 per share.
The debenture is currently in default.	2,000,000	-

The Company received $1,900,000 through the issuance of convertible debentures with an interest rate of 8% per annum. The debentures mature on June 17, 2014. This debenture may convert into shares of common stock at a rate of $0.0225 per share.
A debt discount of $633,333 was recorded to reflect a beneficial conversion feature.
As of September 30, 2012, the remaining debt discount was $611,308.	1,288,692	-

The Company entered into a Loan a Security Agreement with an entity under which the Company could borrow up to $8,000,000 on a line of credit. Both the Company and the Lender agreed to terminate the agreement and enter into an agreement to raise additional equity on behalf of the Company through the sale of Series D
Preferred stock. The loan was paid back and the line of credit was closed.	-	500,000

Note payable with an interest rate of 16% per annum and matured in November 2011.	-	40,000

Total related-party debt obligations	14,524,015	871,748
Less current portion	(12,793,303)	(754,896)
Long-term debt, net of current portion	$ 1,730,712	$ 116,852